UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock
Tax-Advantaged Global Shareholder Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2011

Ticker | HTY

JH Tax-Advantaged Global Shareholder Yield Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Common Stocks 96.91%		$114,545,914

(Cost $113,621,114)

Australia 0.71%		839,668

Westpac Banking Corp.	37,500	839,668

Belgium 0.46%		551,295

Mobistar SA	7,900	551,295

Brazil 1.17%		1,379,147

CPFL Energia SA	97,000	1,379,147

Canada 5.16%		6,098,029

BCE, Inc.	59,300	2,262,890
Shaw Communications, Inc., Class B	169,800	3,835,139

France 7.70%		9,098,311

France Telecom SA	166,400	3,436,557
SCOR SE	56,800	1,460,250
Total SA	41,450	2,234,149
Vivendi SA	82,500	1,967,355

Germany 3.17%		3,742,565

BASF SE	22,800	2,069,813
Muenchener Rueckversicherungs –Gesellschaft AG (munichRe)	11,300	1,672,752

Hong Kong 1.37%		1,618,576

CLP Holdings, Ltd.	175,000	1,618,576

Italy 3.69%		4,362,315

Enel SpA	367,200	2,108,166
Terna Rete Elettrica Nazionale SpA	498,100	2,254,149

Netherlands 1.51%		1,783,830

Royal Dutch Shell PLC, ADR	24,250	1,783,830

Norway 0.53%		631,604

Orkla ASA	67,150	631,604

Philippines 1.03%		1,222,560

Philippine Long Distance Telephone Company, ADR	21,600	1,222,560

Spain 3.02%		3,571,827

Telefonica SA	160,100	3,571,827

Switzerland 3.40%		4,016,491

Nestle SA	37,500	2,385,532
Swisscom AG	3,400	1,630,959

Taiwan 1.14%		1,343,532

Taiwan Semiconductor Manufacturing Company, Ltd., ADR	108,700	1,343,532

United Kingdom 17.72%		20,948,659

AstraZeneca PLC, ADR (C)	37,700	1,828,827
BAE Systems PLC	340,600	1,690,051
British American Tobacco PLC	29,850	1,375,737
Diageo PLC, ADR	26,800	2,177,232
FirstGroup PLC	320,900	1,918,572
GlaxoSmithKline PLC	39,900	890,342
Imperial Tobacco Group PLC	75,000	2,596,535

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JH Tax-Advantaged Global Shareholder Yield Fund
As of 7-31-11 (Unaudited)

United Kingdom (continued)

National Grid PLC		72,200	$708,253
Scottish & Southern Energy PLC		206,800	4,421,927
United Utilities Group PLC		144,000	1,385,505
Vodafone Group PLC		694,000	1,955,678

United States 45.13%			53,337,505

Altria Group, Inc.		177,800	4,676,140
Arthur J. Gallagher & Company		54,300	1,526,916
AT&T, Inc.		114,500	3,350,270
Automatic Data Processing, Inc.		11,700	602,433
Bristol-Myers Squibb Company (C)		90,000	2,579,400
CenturyLink, Inc. (C)		108,000	4,007,880
Diamond Offshore Drilling, Inc.		29,900	2,028,117
Duke Energy Corp. (C)		49,900	928,140
E.I. du Pont de Nemours & Company		25,050	1,288,071
Integrys Energy Group, Inc.		37,100	1,862,791
Lorillard, Inc.		44,800	4,758,656
Merck & Company, Inc.		36,700	1,252,571
Microchip Technology, Inc. (C)		45,600	1,539,000
NiSource, Inc. (C)		232,600	4,682,238
PepsiCo, Inc.		8,500	544,340
Philip Morris International, Inc. (C)		23,400	1,665,378
Pitney Bowes, Inc. (C)		86,600	1,866,230
Progress Energy, Inc.		25,800	1,205,892
R.R. Donnelley & Sons Company		45,800	861,498
Regal Entertainment Group (C)		83,700	1,070,523
Reynolds American, Inc. (C)		79,200	2,787,840
SCANA Corp.		30,900	1,210,971
Southern Company		58,800	2,324,952
TECO Energy, Inc. (C)		100,000	1,853,000
Vectren Corp.		22,400	591,584
Verizon Communications, Inc. (C)		64,400	2,272,674

		Shares	Value

Preferred Securities 0.82%			$964,614

(Cost $854,267)

United States 0.82%			964,614

MetLife, Inc., Series B, 6.500%		38,600	964,614

	Yield	Par value	Value

Short-Term Investments 2.57%			$3,036,785

(Cost $3,036,785)

Money Market Funds 1.93%			2,279,785

State Street Institutional Treasury Money Market Fund	0.00%*	2,279,785	2,279,785

Repurchase Agreement 0.64%			757,000

Repurchase Agreement with State Street Corp. dated 7-29-11 at 0.010% to be repurchased at $757,001 on 8-1-11, collateralized by $775,000 U.S. Treasury Bills,
0.010% due 8-4-11 (valued at $774,975, including interest).		757,000	757,000

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JH Tax-Advantaged Global Shareholder Yield Fund
As of 7-31-11 (Unaudited)

Total investments (Cost $117,512,166)† 100.30%	$118,547,313

Other assets and liabilities, net (0.30%)	($355,631)

Total net assets 100.00%	$118,191,682

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(C) All or a portion of this security is segregated at the custodian as collateral for options. Total collateral value at 7-31-11 was $27,081,130.

* The rate shown is the annualized seven-day yield as of 7-31-11.

† At 7-31-11, the aggregate cost of investment securities for federal income tax purposes was $123,342,059. Net unrealized depreciation aggregated $4,794,746, of which $1,350,363 related to appreciated investment securities and $6,145,109 related to depreciated investment securities.

The Fund had the following sector composition as of 7-31-11 (as a percentage of net assets):

Utilities	24%
Telecommunication Services	21%
Consumer Staples	20%
Industrials	6%
Consumer Discretionary	6%
Health Care	6%
Financials	5%
Energy	5%
Information Technology	3%
Materials	3%
Short Term Investments & Other	1%

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Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	7/31/2011	Price	Inputs	Inputs

Common Stocks
Australia	$839,668	-	$839,668	-
Belgium	551,295	-	551,295	-
Brazil	1,379,147	$1,379,147	-	-
Canada	6,098,029	6,098,029	-	-
France	9,098,311	-	9,098,311	-
Germany	3,742,565	-	3,742,565	-
Hong Kong	1,618,576	-	1,618,576	-
Italy	4,362,315	-	4,362,315	-
Netherlands	1,783,830	1,783,830	-	-
Norway	631,604	-	631,604	-
Philippines	1,222,560	1,222,560	-	-
Spain	3,571,827	-	3,571,827	-
Switzerland	4,016,491	-	4,016,491	-
Taiwan	1,343,532	1,343,532	-	-
United Kingdom	20,948,659	4,006,059	16,942,600	-
United States	53,337,505	53,337,505	-	-
Preferred Securities				-
United States	964,614	964,614	-	-
Short-Term Investments	3,036,785	2,279,785	757,000	-

Total investments in Securities	$118,547,313	$72,415,061	$46,132,252	-
Other Financial Instruments:
Written Options	($377,913)	($377,913)	-	-

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine-month period ended July 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or

4

closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

Options are traded either over-the-counter or on an exchange. Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains.

During the nine months ended July 31, 2011, the Fund wrote option contracts to generate income and reduce overall volatility of the underlying portfolio. The following tables summarize the Fund’s written options activities during the nine months ended July 31, 2011 and the contracts held at July 31, 2011.

	NUMBER OF	PREMIUMS RECEIVED
	CONTRACTS	(PAID)

Outstanding, beginning of period	1,062	$1,008,725
Options written	7,622	9,882,120
Options closed	(6,284)	(9,624,107)
Options expired	(1,730)	(596,289)
Outstanding, end of period	670	$670,449

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NAME OF ISSUER	EXERCISE	EXPIRATION	NUMBER OF	PREMIUM	VALUE
	PRICE	DATE	CONTRACTS

CALLS
Morgan Stanley
Cyclical Index	$1,080	Aug 2011	25	$58,675	($11,750)
Russell 2000 Index	835	Aug 2011	35	62,273	(19,600)
S&P 100 Index	590	Aug 2011	300	293,093	(216,000)
S&P 400 MidCap Index	980	Aug 2011	30	56,609	(22,200)
S&P 500 Index	1,355	Aug 2011	215	171,350	(101,050)
S&P 600 MidCap Index	460	Aug 2011	65	28,449	(7,313)
Total			670	$670,449	($377,913)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at July 31, 2011 by risk category:

Risk	Financial instruments location	Asset Derivatives	Liability Derivatives
		Fair Value	Fair Value

Equity contracts	Written options	-	($377,913)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

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More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	**1-800-852-0218** **1-800-344-7054** **1-800-843-0090** **1-800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Global Shareholder Yield Fund.

P14Q3 7/11
9/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 20, 2011

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 20, 2011